Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

(25) Subsequent events

(i) On January 2, 2025, the Company issued to Highest Performances Holdings Inc. (“HPH”) and Infinew Limited (“Infinew”) 510,000,000 class B ordinary shares and 490,000,000 class B ordinary shares (the “Subscription Shares”, each “a Subscription Share”), respectively, at par value of US$0.001 per Subscription Share, for US$510,000 and US$490,000, respectively.

Following the Issuance, HPH beneficially owns 591,600,788 Class A ordinary shares and 510,000,000 Class B ordinary shares of the Company, representing 51.67% of the total issued and outstanding ordinary shares, and 51.01% of the aggregate voting power, of the Company while Infinew beneficially owns 100,000 Class A ordinary shares and 490,000,000 Class B ordinary shares of the Company, representing 23.00% of the total issued and outstanding ordinary shares and 48.45% of the aggregate voting power of the Company.

(ii) In January 2025, the Group entered into share transfer agreement with a third party to sell a wholly owned subsidiary, which held 44.7% equity interest of Fanhua Insurance Surveyors & Loss Adjustors Company Limited (“FHISLA”) for a total cash consideration of RMB30,400 based on its net asset value as of December 31, 2024. The buyer also agreed to assume and be responsible for the liabilities of RMB43,459. FHISLA is operated as claim adjusting segment of the Group as the Group hold control through act-in-concert agreements signed on October 26, 2015. Agreed with all partied, act-in-concert agreements is ceased to effective from February 1, 2025. Considering the lost of control, the Group decided to disposal the equity interest in claim adjusting business.

(iii) In January 2025, the Group disposed of 100% equity interests in Guangdong Meidiya Investment Co., Ltd. (“Meidiya”), which holds approximately 44.6% of the equity interests of Fanhua Insurance Surveyors & Loss Adjustors Co., Ltd. (“FHISLA”) and its subsidiaries, to a third party for a consideration of RMB30.24 million (the “Transaction”). The price is based on the net asset value of Meidiya post profit distribution to Fanhua Group Company. The buyer also agreed to assume and be responsible for the liabilities of FHISLA up to a maximum amount of RMB43.5 million. Accordingly the Group recognized a disposal gain of around RM2.0 million (US$0.3 million) in the first half of 2025.

(iv) In February 2025, one of our wholly-owned subsidiary transferred its 100% equity interests in Shenzhen Dianlian Information Technology Co., Ltd., the operating entity of eHuzhu mutual aid platform, to our wholly-owed subsidiary Fanhua Blueplus Health Management Co., Ltd. (“Blueplus”). Subsequently, we disposed of our 100% equity interests in Blueplus for a consideration of RMB3.0 million based on its net asset value as of December 31, 2024.

(v) On February 14, 2025, the Board agreed to grant a total of 200,000,000 restricted share units (the “RSU”) to certain management and employees as compensation and to terminate the employment relationship on or before March 1, 2025; this RSU incentive reward is equivalent to 200,000,000 Class A ordinary shares of the Company, with a par value of $0.001 per share.

(vi) On March 12, 2025, the Group entered into share transfer agreements with four investment firms (the “Purchasers”). Pursuant to the Agreements, the Group will transfer a total of 53,466,331 Class A ordinary shares of BGM to such Purchasers, with each of the Purchasers acquiring 20,000,000, 20,000,000, 6,733,166 and 6,733,165 Class A ordinary shares of BGM respectively, in exchange for an aggregate consideration of US$106,932,662 (the “Share Transfer”). The Share Transfer is expected to be completed by April 30, 2025, and the consideration will be paid in two installments within two years from the Closing Date. As the result of the Share Transfer, the Company’s shareholding in BGM, through CISG, will decrease from 72% to 17.0% and its voting power in BGM will decrease from 3.4% to 0.8%.

(vii) On April 17, 2025, the Board approved the change of name from “AIX Inc.” to “AIFU Inc.”